Summary of Significant Accounting Policies (Intangible Assets) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Finite-Lived Intangible Assets [Line Items]
Intangible Assets, Net (Excluding Goodwill)	$ 389	$ 510
Finite-Lived Intangible Asset, Useful Life	10 years
Amortization of Intangible Assets	121	137	153
Amortization Expense for the Core Deposit Intangible, Next Twelve Months	104
Amortization Expense for the Core Deposit Intangible, Year Two	88
Amortization Expense for the Core Deposit Intangible, Year Three	72
Amortization Expense for the Core Deposit Intangible, Year Four	56
Amortization Expense for the Core Deposit Intangible, Year Five	39
Amortization Expense for the Core Deposit Intangible, Year Six	23
Amortization Expense for the Core Deposit Intangible, Year Seven	7
Amortization Expense for the Core Deposit Intangible, Total	389
North Penn Bancorp, Inc. [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible Assets, Net (Excluding Goodwill)	389	510
Finite-Lived Intangible Assets, Accumulated Amortization	$ 506	$ 385